UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     May 14, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10451                      Alkeon Capital Management, LLC
       28-06443                      Eden Capital Management Partners LP
       28-04503                      Ridgecrest Investment Management
       28-04847                      KBW Asset Management, Inc
       28-11296                      PENN Capital Management Co, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $1,972 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGERE SYS INC                  NOTE 6.500%12/1  00845VAA8       14       14 PRN      SOLE                       14        0        0
ALCATEL-LUCENT                 SPONSORED ADR    013904305        0       19 PRN      SOLE                       19        0        0
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103        6     2000 SH       SOLE                     2000        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362      106     8000 SH       SOLE                     8000        0        0
CAPITAL PRODUCT PARTNERS L P   COM UNIT LP      Y11082107        8     1300 SH       SOLE                     1300        0        0
COLLEGIATE PACIFIC INC         NOTE 5.750%12/0  194589AB3       24       26 PRN      SOLE                       26        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3      390  2000000 PRN      SOLE                  2000000        0        0
FEDERAL MOGUL CORP             COM              313549404      147    22000 PRN      SOLE                    22000        0        0
HEIDRICK & STRUGGLES INTL IN   COM              422819102        8      500 SH       SOLE                      500        0        0
ISHARES TR                     NASDQ BIO INDX   464287556       14      200 SH       SOLE                      200        0        0
PARAGON SHIPPING INC           CL A             69913R309        4      900 SH       SOLE                      900        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503      780    10000 PRN      SOLE                    10000        0        0
PROSHARES TR                   PSHS SH MDCAP400 74347R800      389     5500 PRN      SOLE                     5500        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713        8     1270 SH       SOLE                     1270        0        0
SIMON PPTY GROUP INC NEW       COM              828806109        0        4 SH       SOLE                        4        0        0
SIX FLAGS INC                  PIERS            83001P505       10    15000 PRN      SOLE                    15000        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102        4      600 SH       SOLE                      600        0        0
TUESDAY MORNING CORP           COM NEW          899035505        4     2700 SH       SOLE                     2700        0        0
ULTRA PETROLEUM CORP           COM              903914109       10      300 SH       SOLE                      300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102       10      450 SH       SOLE                      450        0        0
VIACOM INC NEW                 CL B             92553P201        4      250 SH       SOLE                      250        0        0
VOLCOM INC                     COM              92864N101        4      500 SH       SOLE                      500        0        0
WESTERN ASSET HIGH INCM FD I   COM              95766J102        6     1100 SH       SOLE                     1100        0        0
WESTERN ASSETT MGD HI INCM F   COM              95766L107       22     5000 SH       SOLE                     5000        0        0